May 01, 2025
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Investment Objective
The Fund seeks a high level of current income while maintaining prospects for capital appreciation.
Fees and Expenses Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Management Fee	0.10%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.68%	[1]
Total Annual Fund Operating Expenses	0.84%
Expense Reimbursement	(0.01%)	[2]
Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.83%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[2]	The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 0.15% through at least April 30, 2026, after which the expense limitation agreement may be terminated for any reason by the Fund at any time or by the Manager on 30 days written notice to the Fund. Amounts contractually waived or reimbursed under the expense limitation agreement may be reimbursed to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the expense limitation agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | USD ($)	85	267	465	1,036

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing approximately 95% of its assets in an underlying fund, the AZL Fidelity Institutional Asset Management® Multi-Strategy Fund, managed by the underlying fund’s Subadviser, FIAM LLC. Under normal market conditions, the underlying fund seeks to achieve its objective by investing in a combination of two strategies. Approximately 60% of the underlying fund’s assets will be invested primarily in investment-grade debt securities (the “Fixed-Income Strategy”), and approximately

40% of the underlying fund’s assets will be invested primarily in large cap common stocks (the “Equity Strategy”). The percentage allocations to each strategy will be monitored regularly by the underlying fund’s Manager, but generally will not exceed plus or minus 3% of the 60%/40% allocation.

In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.

Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying fund. Approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.

The goal of the MVP process is to achieve Fund volatility at or below 8% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying fund. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.

Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.

The Underlying Fund’s Fixed-Income Strategy

Under normal market conditions, the strategy will invest at least 80% of its assets in debt securities of all types and repurchase agreements for those securities. Such investments include corporate bonds, U.S. Treasury obligations, U.S. government agency mortgage securities and real estate investment trusts. A portion of the investments may not be publicly traded. The Subadviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the strategy and selecting its investments and manages the strategy to have similar overall interest rate risk to the index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasury obligations, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

The Subadviser considers other factors when selecting strategy investments, including the credit quality of the issuer, security-specific features and the Subadviser’s assessment of whether the investment is undervalued. In managing the strategy's exposure to various risks, including interest rate risk, the Subadviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, and internal views of potential future market conditions.

The strategy's assets may be allocated among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on the Subadviser’s view of the relative value of each sector or maturity.

The strategy's assets may be invested in securities of foreign issuers, including those located in emerging markets, denominated in U.S. dollars or in local currency, in addition to securities of domestic issuers.

The strategy may invest significantly in derivatives instruments, such as interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes, and in forward-settling securities. Such investments may give rise to a form of leverage, particularly when the strategy does not own the assets, instruments or components underlying the derivative instruments. Depending on the Subadviser’s outlook and market conditions, the strategy may invest in derivatives instruments in order to gain exposure to assets, instruments, or indexes, interest rates, or credit qualities.

The strategy also may invest up to 20% of its assets in lower-quality debt securities, sometimes called “junk bonds.”

To earn additional income for the strategy, the Subadviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs.

The Underlying Fund’s Equity Strategy

Under normal market conditions, the strategy will invest at least 80% of its assets in common stocks included in the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.In buying and selling securities for the strategy, the Subadviser seeks to outperform the S&P 500® Index by, in general, utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to valuation, growth, quality, and other factors. The research is systemically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks. The process seeks to maximize the return opportunity while managing benchmark relative risks. The portfolio managers will generally attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics.The Subadviser also considers the fund's security, industry, and market capitalization weightings relative to the S&P 500® Index when selecting securities for the strategy.The Subadviser may also invest in securities of issuers that are not part of the S&P 500® Index. The Subadviser may also use various techniques, such as buying and selling futures contracts and swaps, to increase or decrease the strategy’s exposure to changing security prices or other factors that affect security values. If the Subadviser's strategies do not work as intended, the fund may not achieve its objective.

Principal Risks of Investing in the Fund
Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Income & Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (40%) and the Bloomberg U.S. Aggregate Bond Index (60%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to October 14, 2016, the Fund was managed pursuant to different investment strategies and known as the AZL MVP Franklin Templeton Founding Strategy Plus Fund. Consequently, the performance information shown below for periods prior to October 14, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Bar Chart and Table Calendar Year Total Return Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	8.21%
Lowest (Q3, 2015)	-7.81%

Average Annual Total Returns
Average Annual Returns - AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund		1 Year	5 Years	10 Years
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund		11.06%	5.11%	4.35%
S&P 500 Index	[1]	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	[1]	1.25%	(0.33%)	1.35%
Income & Growth Composite Index	[1]	10.38%	5.82%	6.22%
[1]	Reflects no deduction for fees, expenses, or taxes.